6. INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets 2015	$ 822,000		$ 822,000
Amortization of intangible assets 2016	822,000		822,000
Amortization of intangible assets 2017	822,000		822,000
Amortization of intangible assets 2018	68,500		68,500
Amortization expense	$ 205,500	$ 411,000	$ 205,500	$ 411,000